COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 11:-	COMMITMENTS AND CONTINGENT LIABILITIES

Litigations:

a.
The Company is the defendant in various lawsuits, including employment-related litigation claims, construction claims and other legal proceedings in the normal course of its business. Litigation and governmental proceedings can be expensive, lengthy and disruptive to normal business operations, and can require extensive management attention and resources, regardless of their merit. While the Company intends to defend the aforementioned matters vigorously, it believes that a loss in excess of its accrued liability with respect to these claims is not probable.

b.
On July 15, 2025, the Company and the Israeli Tax Authorities entered into a settlement agreement under which the Company agreed to pay total additional taxes of NIS 223.2 million (approximately $66 million) in respect of the 2016–2020 tax years, which was ratified by the District Court on July 16, 2025.  The Company settled the tax demand payment to the ITA on July 31, 2025. The settlement fully and finally resolves all tax matters between the Company and the ITA relating to the 2016-2020 tax years. See also Note 12a.